Short-term Borrowings (Narrative) (Details)					12 Months Ended				1 Months Ended				12 Months Ended		12 Months Ended				1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 China Minsheng Bank [Member] CNY	Feb. 29, 2012 China Minsheng Bank [Member] USD ($)	Feb. 29, 2012 China Minsheng Bank [Member] CNY	Dec. 31, 2011 China Minsheng Bank [Member] CNY	Feb. 29, 2012 China Minsheng Bank [Member] Maximum [Member]	Feb. 29, 2012 China Minsheng Bank [Member] Minimum [Member]	Jun. 30, 2012 Industrial and Commercial Bank of China [Member] USD ($)	Jun. 30, 2012 Industrial and Commercial Bank of China [Member] CNY	Dec. 31, 2012 Industrial and Commercial Bank of China [Member] CNY	Dec. 31, 2011 Industrial and Commercial Bank of China [Member] CNY	Dec. 31, 2012 Citi Bank [Member] CNY	Oct. 31, 2012 Citi Bank [Member] CNY	Oct. 31, 2012 Citi Bank [Member] KRW	Dec. 31, 2011 Citi Bank [Member] CNY	Oct. 31, 2012 Citi Bank [Member] Maximum [Member]	Oct. 31, 2012 Citi Bank [Member] Minimum [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 237,940,000	1,482,387,000	858,849,000	0	980,538,000	$ 156,000,000	980,500,000	0			$ 40,000,000	251,400,000	251,420,000	0	250,337,000	250,300,000	42,800,000,000	0
Short-term borrowing, due date					February 2013								no later than August 2013		June 2013
Short-term borrowing, carried interest rate						6.00%	6.00%				2.90%	2.90%				3.70%	3.70%
Short-term investments pledged for bank borrowings							983,800,000					260,000,000				277,800,000	47,500,000,000
Short-term investments, carried interest rate									6.94%	5.46%	5.00%	5.00%							4.33%	3.37%